INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation [Line Items]
Net Income (loss) for the year	$ (167,809)	$ (606,346)	$ (517,537)
Statutory Cayman Islands corporate tax rate	0.00%	0.00%	0.00%
Anticipated tax recovery	$ 0	$ 0	$ 0
Change in tax rates resulting from:
Non-deductible items	0	1,667	8,962
Change in estimates		0	(2,268)
Change enacted of tax rate		0	(2,702)
Functional currency adjustments	0	2,050	(10,985)
Foreign tax rate differential		0	(53,640)
Disposition of subsidiaries	0	410,964	0
Change in valuation allowance	0	(414,681)	64,490
Income tax expense (recovery)	$ 0	$ 0	$ 3,857